Amounts Due to Related Parties (Details) - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Amounts Due to Related Parties [Abstract]
Unsecured note payable to Mr. Hansen	$ 1,500,000	$ 2,500,000	$ 1,000,000
Amounts due for advances by Mr. Hansen	2,566,735	2,566,735	1,210,000
Amounts due for services rendered	990,320	1,372,213	555,316
Amounts due to related parties	$ 5,057,055	$ 6,438,948	$ 2,765,316